Economic Activity - Disclosure of Reconciliation of Changes in Goodwill for Oncomedica S.A. (Detail) - Oncomedica S.A [Member] S/ in Thousands	Apr. 21, 2022 PEN (S/)
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred	S/ 476,261
Non-controlling interest	73,901
Fair value of identifiable net assets	(246,337)
Goodwill	S/ 303,825